Schedule of estimated useful lives of property plant and equipment (Details)	6 Months Ended
Jun. 30, 2026
Land [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	N/A – not depreciated
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	35 years
Leasehold improvements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Leasehold improvements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Molding Equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Molding Equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	2 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years